Other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other non-current liabilities
Schedule of other non current liabilities

	As of December 31,
	2021	2022
	RMB ‘000	RMB ‘000
Deposits received from franchisees	107,034	129,101
Deferred rent	204,056	—
Asset retirement obligations (Note 2(t))	3,597	3,773
Others	2,920	8,889
Total	317,607	141,763